Derivative Financial Instruments (Narrative) (Detail) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, collateral, right to reclaim cash	$ 0	$ 0	$ 0